PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure for property, plant and equipment	$ 1,437	$ 1,376	$ 10,739
Depreciation charges	2,402	2,635
Depreciation expense charged to the statement of income	1,500	1,600
Manufacturing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	860	1,116
Manufacturing Equipment | Inventories
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	$ 900	$ 1,000